Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Other Operating Expenses

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Write-downs and expenses in connection with credit management	518	400	335
Provision charges	189	228	144
TLC operating fees and charges	286	356	373
Indirect duties and taxes	125	111	100
Penalties, settlement compensation and administrative fines	73	33	44
Association dues and fees, donations, scholarships and traineeships	12	15	18
Sundry expenses	56	65	69

Total	1,259	1,208	1,083
of which, included in the supplementary disclosure on financial instruments	518	400	335